BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term	$ 595,433,960	$ 667,682,811
Long-term, current portion		1,104,735
Subtotal	595,433,960	668,787,546
Long-term	28,835,700	38,776,693
Total	$ 624,269,660	$ 707,564,239